CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income	$ 5,383	$ 3,929
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and impairment adjustment of mortgage loan servicing rights	358	353
Premiums and discounts on investment securities, net	245	135
Premiums and discounts on mortgage-backed securities, net	320	166
Deferred loan origination costs, net	150	194
Deferred income taxes	1,194	(77)
Provision for loan losses	2,400	3,728
Depreciation of premises and equipment	781	853
Increase in value of bank owned life insurance	(603)	(638)
Stock-based compensation	493	370
Proceeds from sale of loans originated for sale	53,521	26,453
Origination of loans held for sale	(52,940)	(26,525)
Loss on foreclosed real estate	471	459
Gain on:
Sale of investment securities	(85)	(760)
Sale of loans held for sale	(1,350)	(524)
Disposition of premises and equipment	(277)	0
Decrease (increase) in:
Accrued interest receivable	150	128
Other assets	(248)	419
(Decrease) increase in:
Accrued interest payable	(558)	(409)
Other liabilities	307	426
NET CASH PROVIDED BY OPERATING ACTIVITIES	9,712	8,680
INVESTING ACTIVITIES
Loan originations	(132,292)	(94,586)
Loan principal payments	93,622	92,523
Proceeds from sale of foreclosed real estate	7,626	836
Proceeds from disposition of premises and equipment	356	0
Proceeds from maturities of investment securities available for sale	5,765	6,860
Principal repayments on mortgage-backed securities held to maturity	622	583
Principal repayments on mortgage-backed securities available for sale	26,195	26,651
Proceeds from sale of investment securities available for sale	0	9,206
Proceeds from sale of mortgage-backed securities available for sale	3,822	1,518
Purchase of investment securities available for sale	(6,982)	(13,051)
Purchase of mortgage-backed securities available for sale	(16,824)	(18,646)
Purchase of premises and equipment	(409)	(615)
Redemption of Federal Home Loan Bank stock	2,226	1,744
NET CASH (USED) PROVIDED BY INVESTING ACTIVITIES	(16,273)	13,023
FINANCING ACTIVITIES
Net increase in customer deposits	9,027	1,153
Proceeds of long-term FHLB borrowings	39,197	6,573
Repayment of long-term FHLB borrowings	(25,449)	(21,652)
Net increase in advances from borrowers for taxes and insurance	558	156
Treasury stock acquired	0	(122)
Exercise of stock options	7	211
Deferred tax adjustment arising from stock compensation	(27)	0
Tax benefit arising from stock compensation	0	3
Common stock dividends paid	(543)	(534)
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES	22,770	(14,212)
NET INCREASE IN CASH AND CASH EQUIVALENTS	16,209	7,491
Cash and cash equivalents at beginning of period	14,928	7,437
Cash and cash equivalents at end of period	31,137	14,928
Cash paid for:
Interest on deposits and borrowings	5,495	7,824
Income taxes	475	1,030
Noncash transactions:
Capitalization of mortgage servicing rights	551	238
Transfers from loans to foreclosed real estate	$ 3,525	$ 5,544